SEGMENT INFORMATION (Operating Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	$ 4,652	$ 3,535	$ 2,115
Costs attributed to revenues	(2,208)	(1,509)	(1,063)
General and administrative costs	(223)	(239)	(166)
Other income (expense)	(34)	(61)	95
Interest expense	(555)	(428)	(392)
Depreciation and amortization	(801)	(671)	(447)
Deferred taxes	(46)	(67)	18
Mark-to-market on hedging items and other	(175)	(104)	120
Gain (Loss) on Disposition of Business	209
Share of losses from associates	(13)	118	248
Net income attributable to non-controlling interest and preferred unitholders	(396)	(449)	(41)
Net income (loss) attributable to partnership	410	125	487
Utilities
Disclosure of operating segments [line items]
Revenues	2,563	1,785	825
Transport
Disclosure of operating segments [line items]
Revenues	1,322	1,290	892
Energy
Disclosure of operating segments [line items]
Revenues	767	460	398
Reportable segments
Disclosure of operating segments [line items]
Revenues	3,505	3,301	2,590
Costs attributed to revenues	(1,669)	(1,498)	(1,102)
General and administrative costs	(223)	(239)	(166)
Adjusted EBITDA	1,613	1,564	1,322
Other income (expense)	62	40	78
Interest expense	(444)	(434)	(456)
Funds From Operations	1,231	1,170	944
Depreciation and amortization	(758)	(726)	(609)
Deferred taxes	12	(7)	5
Mark-to-market on hedging items and other	(284)	(312)	147
Gain (Loss) on Disposition of Business	209
Share of losses from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	410	125	487
Reportable segments | Utilities
Disclosure of operating segments [line items]
Revenues	1,055	988	684
Costs attributed to revenues	(322)	(250)	(160)
General and administrative costs	0	0	0
Adjusted EBITDA	733	738	524
Other income (expense)	(30)	(14)	5
Interest expense	(127)	(114)	(130)
Funds From Operations	576	610	399
Depreciation and amortization	(187)	(186)	(154)
Deferred taxes	(49)	(52)	5
Mark-to-market on hedging items and other	(82)	(59)	(88)
Gain (Loss) on Disposition of Business	0
Share of losses from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	258	313	162
Reportable segments | Transport
Disclosure of operating segments [line items]
Revenues	1,612	1,589	1,247
Costs attributed to revenues	(930)	(895)	(650)
General and administrative costs	0	0	0
Adjusted EBITDA	682	694	597
Other income (expense)	2	(4)	(17)
Interest expense	(166)	(158)	(157)
Funds From Operations	518	532	423
Depreciation and amortization	(345)	(312)	(253)
Deferred taxes	47	(1)	26
Mark-to-market on hedging items and other	(208)	(80)	10
Gain (Loss) on Disposition of Business	0
Share of losses from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	12	139	206
Reportable segments | Energy
Disclosure of operating segments [line items]
Revenues	668	559	496
Costs attributed to revenues	(340)	(278)	(220)
General and administrative costs	0	0	0
Adjusted EBITDA	328	281	276
Other income (expense)	22	15	8
Interest expense	(81)	(87)	(109)
Funds From Operations	269	209	175
Depreciation and amortization	(154)	(151)	(128)
Deferred taxes	(3)	11	(38)
Mark-to-market on hedging items and other	(73)	(37)	81
Gain (Loss) on Disposition of Business	0
Share of losses from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	39	32	90
Reportable segments | Data Infrastructure
Disclosure of operating segments [line items]
Revenues	170	165	163
Costs attributed to revenues	(77)	(75)	(72)
General and administrative costs	0	0	0
Adjusted EBITDA	93	90	91
Other income (expense)	(4)	(2)	(2)
Interest expense	(12)	(12)	(12)
Funds From Operations	77	76	77
Depreciation and amortization	(72)	(77)	(74)
Deferred taxes	7	21	29
Mark-to-market on hedging items and other	(6)	(9)	(5)
Gain (Loss) on Disposition of Business	0
Share of losses from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	6	11	27
Reportable segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Costs attributed to revenues	0	0	0
General and administrative costs	(223)	(239)	(166)
Adjusted EBITDA	(223)	(239)	(166)
Other income (expense)	72	45	84
Interest expense	(58)	(63)	(48)
Funds From Operations	(209)	(257)	(130)
Depreciation and amortization	0	0	0
Deferred taxes	10	14	(17)
Mark-to-market on hedging items and other	85	(127)	149
Gain (Loss) on Disposition of Business	209
Share of losses from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	95	(370)	2
Contribution from investments in associates
Disclosure of operating segments [line items]
Revenues	(1,524)	(1,624)	(1,311)
Costs attributed to revenues	833	861	651
General and administrative costs	0	0	0
Adjusted EBITDA	(691)	(763)	(660)
Other income (expense)	11	7	16
Interest expense	134	172	190
Funds From Operations	(546)	(584)	(454)
Depreciation and amortization	370	382	328
Deferred taxes	(44)	(22)	9
Mark-to-market on hedging items and other	233	106	(131)
Gain (Loss) on Disposition of Business	0
Share of losses from associates	(13)	118	248
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	0	0	0
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Revenues	2,671	1,858	836
Costs attributed to revenues	(1,372)	(872)	(612)
General and administrative costs	0	0	0
Adjusted EBITDA	1,299	986	224
Other income (expense)	(107)	(108)	1
Interest expense	(245)	(166)	(126)
Funds From Operations	947	712	99
Depreciation and amortization	(413)	(327)	(166)
Deferred taxes	(14)	(38)	4
Mark-to-market on hedging items and other	(124)	102	104
Gain (Loss) on Disposition of Business	0
Share of losses from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	(396)	(449)	(41)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0